Redeemable Preferred Stocks - Additional Information (Detail) - USD ($) $ in Thousands			9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Redeemable Preferred Stock [Line Items]
Proceeds from redeemable preferred stock and common stock	$ 160,000
Stock issued during the period shares	309	309
Temporary stock shares issued during the period shares	160,000
Temporary equity dividend for the period			$ (13,584)	$ (11,427)	$ (15,590)	$ (1,523)
Payment of dividends on temporary equity			17,300	12,400	12,400
Redeemable non controlling interest equity preferred carrying amount		$ 167,400			$ 203,700	167,400
Series A Redeemable Preferred Stock [Member]
Redeemable Preferred Stock [Line Items]
Proceeds from redeemable preferred stock and common stock						$ 153,300
Temporary stock shares issued during the period shares		16,500
Proceeds from redeemable preferred stock		$ 16,500
Temporary equity dividend percentage	8.00%				8.00%	8.00%
Temporary equity dividend for the period			13,300	11,000	$ 15,000	$ 1,400
Temporary equity dividend payable	$ 0	1,400	0		4,000	1,400
Redeemable non controlling interest equity preferred carrying amount	283,199	167,441	283,199	182,040	203,747	167,441
Series A Redeemable Preferred Stock [Member] | Previous Financial Year [Member]
Redeemable Preferred Stock [Line Items]
Payment of dividends on temporary equity						11,000
Series A Redeemable Preferred Stock [Member] | Current Financial Year [Member]
Redeemable Preferred Stock [Line Items]
Payment of dividends on temporary equity					1,400
Common Stock [Member]
Redeemable Preferred Stock [Line Items]
Proceeds from redeemable preferred stock and common stock						6,700
GSO [Member] | Series A Redeemable Preferred Stock [Member]
Redeemable Preferred Stock [Line Items]
Temporary equity shares subscribed but not issued value	300,000	300,000	300,000			$ 300,000
Temporary stock shares issued during the period shares						160,000
Temporary equity dividend payable	$ 0	$ 100	0		$ 100	$ 100
Redeemable preferred stock commitement fee percentage on the unfunded portion					0.50%
Temporary equity stock issuance costs incurred			$ 300	$ 400	$ 600	$ 100
GSO [Member] | Common Stock [Member]
Redeemable Preferred Stock [Line Items]
Common stock shares subscribed but not issued	309	309	309			309
GSO [Member] | Series A Redeemable Preferred Stock And Common Stock [Member]
Redeemable Preferred Stock [Line Items]
Proceeds from redeemable preferred stock and common stock		$ 160,000